Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Dec. 28, 2019	Dec. 29, 2018
Cash paid for:
Interest	$ 6,417	$ 6,494	$ 7,225	$ 6,657
Income taxes		146	324	268
Non-Cash Investing and Financing Activities:
Deferred purchase price of UK factoring facility			13,856	12,586
Shares issued			$ 75	$ 899
Dividends accrued to related parties	596	1,149
Jackson Investment Group LLC [Member]
Non-Cash Investing and Financing Activities:
Shares issued	324
HSBC Invoice Finance (UK) Ltd Factoring Facility [Member]
Non-Cash Investing and Financing Activities:
Deferred purchase price of UK factoring facility	$ 6,017	$ 10,833